Related parties - Transaction (Details) R$ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2018 BRL (R$)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Related parties
Sales			$ 2,327	$ 2,263	$ 2,971
Purchases			20,614	61,094	50,966
Financial results				1,012	7,165
Votorantim S.A.
Related parties
Purchases			3,649	3,651	4,653
Settlement of energy assets	R$ 290,000	$ 87,623
Companhia Brasileira de Aluminio
Related parties
Sales			39	2,125	70
Purchases			1,626	42,434	31,162
Financial results				1,012	3,582
Votoratim Metais S.A.
Related parties
Purchases					51
Financial results					3,583
Votener Votorantim Comercializadora de Energia Ltda.
Related parties
Purchases			10,054	13,510	13,400
Votorantim Cimentos S.A.
Related parties
Sales			173	138	45
Purchases			365	365	273
Other related parties
Related parties
Sales			2,115		2,856
Purchases			$ 4,920	$ 1,134	$ 1,427